Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

In August 2010, the Company adopted the 2010 Share Incentive Plan (the “2010 Plan”), which has a term of ten years and permits the grant of options, share appreciation rights, restricted shares and restricted share units of the Company to employees, directors and consultants of the Company and its affiliates. Under the plan, a total of 35 million ordinary shares were initially reserved for issuance. The maximum number of ordinary shares available for issuance is reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted shares or pursuant to a restricted shares unit. In March 2014, the 2010 Plan was terminated and all remaining shares were forwarded to the 2014 Plan.

In March 2014, the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”), which included the remaining 4.6 million shares from the 2010 Plan plus an additional 1.0 million shares. On January 1, 2015, shares in the 2014 Plan, which has a term life of ten years, were allowed a one-time increase in the amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. Each share in the 2014 Plan pool allows for a grant of a restricted share unit or option share. The Company intends to use such share incentive plan to attract and retain employee talent. Stock based compensation related to the grants were amortized generally over four years on a straight-line basis (generally one year for performance-based restricted shares) with $48.0 million, $41.0 million and $61.3 million expensed for the years ended December 31, 2017, 2018 and 2019, respectively.

The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Cost of revenues	$3,716	$3,522	$5,251
Sales and marketing	8,264	6,837	9,828
Product development	21,879	21,187	28,628
General and administrative	14,178	9,465	17,582
	$48,037	$41,011	$61,289

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2016	18,878
Addition	—
Granted*	(736)
Cancelled/expired/forfeited	398

December 31, 2017	18,540
Addition	—
Granted*	(1,597)
Cancelled/expired/forfeited	350

December 31, 2018	17,293
Addition	—
Granted*	(2,411)
Cancelled/expired/forfeited	222

December 31, 2019	15,104

*For the years ended December 31, 2017, 2018 and 2019, 0.7 million, 1.6 million and 2.4 million restricted share units were granted under the 2014 Plan, respectively. No options were granted for the three-year period ended December 31, 2019.

Stock Options

The following table sets forth a summary of option activities under the Company’s stock option program:

				Weighted Average
	Options	Weighted Average		Remaining	Aggregate
	Outstanding	Exercise Price		Contractual Life	Intrinsic Value
	(In thousands)			(In years)	(In thousands)
December 31, 2016	2,587		$1.41	1.6	$101,403
Granted	—		$—
Exercised	(2,122)		$1.04
Cancelled/expired/forfeited	(28)		$0.68

December 31, 2017	437		$3.24	2.0	$43,800
Granted	—		$—
Exercised	(248)		$3.14
Cancelled/expired/forfeited	(5)		$1.16

December 31, 2018	184		$3.45	1.5	$10,089
Granted	—	$
Exercised	(95)		$3.41
Cancelled/expired/forfeited	—	$

December 31, 2019	89		$3.49	0.7	$3,799

Vested and expected to vest as of December 31, 2018	184		$3.45	1.5	$10,089
Exercisable as of December 31, 2018	184		$3.45	1.5	$10,089

Vested and expected to vest as of December 31, 2019	89		$3.49	0.7	$3,799
Exercisable as of December 31, 2019	89		$3.49	0.7	$3,799

The total intrinsic value of options exercised for the years ended December 31, 2017, 2018 and 2019 was $135.2 million, $25.6 million and $4.2 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2017, 2018 and 2019 was $103.46, $58.43 and $46.35, respectively. Cash received from the exercise of stock options during the years ended December 31, 2017, 2018 and 2019 was $2.3 million, $0.8 million and $0.3 million, respectively.

As all compensation cost related to stock options has been fully amortized in 2017, there is no remaining unrecognized compensation cost as of December 31, 2018 and 2019, respectively.

Information regarding stock options outstanding is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2018
$ 3.25 - $3.36	32	$3.30	32	$3.30	0.8
$ 3.43 - $3.50	152	$3.48	152	$3.48	1.7
	184	$3.45	184	$3.45	1.5

As of December 31, 2019
$ 3.43 - $3.50	89	$3.49	89	$3.49	0.7

Restricted Share Units

Summary of Performance-Based Restricted Share Units

The following table sets forth a summary of performance-based restricted share unit activities:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
December 31, 2016	108	$27.00
Awarded	155	$50.45
Vested	(102)	$27.00
Cancelled	(32)	$46.42

December 31, 2017	129	$50.32
Awarded	191	$86.63
Vested	(126)	$50.32
Cancelled	(190)	$86.90

December 31, 2018	4	$87.14
Awarded	98	$64.33
Vested	(4)	$87.14
Cancelled	(39)	$69.14

December 31, 2019	59	$61.17

As of December 31, 2018 and 2019, the unrecognized compensation cost (adjusted for estimated forfeitures) was $0.02 million and $0.4 million, respectively, which was related to performance-based restricted share units granted to the Company’s employees.

Summary of Service-Based Restricted Share Units

The following table sets forth a summary of service-based restricted share unit activities:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
December 31, 2016	5,458	$17.23
Awarded	581	$62.87
Vested	(2,406)	$17.01
Cancelled	(366)	$17.72

December 31, 2017	3,267	$25.45
Awarded	1,406	$68.18
Vested	(1,757)	$21.59
Cancelled	(160)	$44.00

December 31, 2018	2,756	$48.62
Awarded	2,313	$45.49
Vested	(1,374)	$37.60
Cancelled	(183)	$48.48

December 31, 2019	3,512	$50.89

As of December 31, 2019, unrecognized compensation cost (adjusted for estimated forfeitures) was $150.7 million, which was related to non-vested service-based restricted share units granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 3.2 years. The total fair value based on the vesting date of the restricted share units vested was $40.9 million, $37.9 million and $51.7 million for the years ended December 31, 2017, 2018 and 2019, respectively.